CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Losses [Member]	Accumulated Losses [Member]	Participation Interest [Member]
BEGINNING BALANCE at Dec. 31, 2021	$ 944,183	$ 37	$ 7	$ 2,134,227	$ (6,136)	$ (1,338,715)	$ 154,763
BEGINNING BALANCE (in shares) at Dec. 31, 2021		370,352,700	72,511,760
Net loss	(267,862)	$ 0	$ 0	0	0	(241,045)	(26,817)
Foreign currency translation adjustments	(25,062)	0	0	0	(23,058)	0	(2,004)
Shares issued, net of offering expenses	299,159	$ 40	$ 0	299,119	0	0	0
Shares issued, net of offering expenses, shares		400,000,000	0
Change in Participation Interest resulting from 2022 Private Placements (as described in Note 11)	0	$ 0	$ 0	44,013	0	0	(44,013)
ENDING BALANCE at Sep. 30, 2022	950,418	$ 77	$ 7	2,477,359	(29,194)	(1,579,760)	81,929
ENDING BALANCE (in shares) at Sep. 30, 2022		770,352,700	72,511,760
BEGINNING BALANCE at Dec. 31, 2022	876,145	$ 77	$ 7	2,477,359	(11,671)	(1,665,166)	75,539
BEGINNING BALANCE (in shares) at Dec. 31, 2022		770,352,700	72,511,760
Net loss	(125,706)	$ 0	$ 0	0	0	(114,893)	(10,813)
Foreign currency translation adjustments	(10,191)	0	0	0	(9,314)	0	(877)
ENDING BALANCE at Sep. 30, 2023	$ 740,248	$ 77	$ 7	$ 2,477,359	$ (20,985)	$ (1,780,059)	$ 63,849
ENDING BALANCE (in shares) at Sep. 30, 2023		770,352,700	72,511,760